Organization and Operations - Composition of the group (Details) - m³					12 Months Ended
	Oct. 20, 2017	Jul. 03, 2017	May 03, 2017	Nov. 01, 2016	Dec. 31, 2017
Organization and Operations
Ownership interest in subsidiary (in percent)					100.00%
GAS-three Ltd.
Organization and Operations
Cargo capacity (in cbm)					155,000
GAS-four Ltd.
Organization and Operations
Cargo capacity (in cbm)					155,000
GAS-five Ltd.
Organization and Operations
Cargo capacity (in cbm)					155,000
GAS-seven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)				100.00%
Cargo capacity (in cbm)				155,000	155,000
GAS-eight Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	155,000				155,000
GAS-eleven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)			100.00%
Cargo capacity (in cbm)			174,000		174,000
GAS-thirteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
Cargo capacity (in cbm)		174,000			174,000
GAS-sixteen Ltd.
Organization and Operations
Cargo capacity (in cbm)					145,000
GAS-seventeen Ltd.
Organization and Operations
Cargo capacity (in cbm)					145,000
GAS-nineteen Ltd.
Organization and Operations
Cargo capacity (in cbm)					145,000
GAS-twenty Ltd.
Organization and Operations
Cargo capacity (in cbm)					145,000
GAS-twenty one Ltd.
Organization and Operations
Cargo capacity (in cbm)					145,000